Commitment and Contingencies - 10Q (Details) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Sep. 30, 2021	Aug. 31, 2021	Apr. 30, 2021
Series A Preferred Stock
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Temporary equity, stock issued for services (in shares)		418,559
Temporary equity, stock issued for services		$ 2,837,832
Tyligand | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Maximum obligation amount	$ 800,000
Quarterly sales payment due upon completion, percentage	1.00%
Quarterly sales payment due upon completion, period of payment	15 years
Number of securities called by warrants (in shares)				111,576
Warrant exercise price (in dollars per share)				$ 7.17
Warrant fair value		$ 400,000		$ 400,000
Research and development			$ 800,000
Integral | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Maximum obligation amount			$ 300,000
Maximum development and regulatory milestone payments					$ 55,300,000
Maximum sales milestone payments					$ 130,000,000
Tiered royalty payment, percent (up to)					12.00%
Integral | Series A Preferred Stock | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Temporary equity, stock issued for services (in shares)			418,559
Temporary equity, stock issued for services			$ 2,800,000
Scale-up, 100 kilograms of GMP-grade compound | Tyligand | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Milestone payment	$ 2,000,000
Scale-up, 300 kilograms of GMP-grade compound | Tyligand | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Milestone payment	$ 3,000,000